Digital Assets (Tables)	6 Months Ended
Jun. 30, 2025
Digital Assets [Abstract]
Schedule of Digital Assets
	As of December 31,	As of June 30,
	2024	2025
	US$’000	US$’000

DOGE	-	28
LTC	-	4
BTC	1,085	1,303
Total	1,085	1,335

Schedule of Group Generated Bitcoins Primarily Through Mining Services	The following table presents additional information about cryptocurrencies for the years ended December 31, 2024 and for the six months ended June 30, 2025, respectively:
	As of December 31,	As of June 30,
	2024	2025
	US$’000	US$’000

Opening balance	436	1,085
Receipt of cryptocurrencies from mining services	1,190	427
Exchange of BTC into USDT	(541)	71
Repayment to third party	-	(248)
Ending balance	1,085	1,335